Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Abstract]
Stock Compensation Plans Information Summary

Information with respect to the Stock Compensation Plans at December 31, 2015 is as follows:

	2009 Stock Compensation Plan	2011 Stock Compensation Plan
Shares authorized for issuance	7,000	150,000
Option vesting period	Quarterly over 3 years	Immediate/Quarterly over 3 years
Date adopted by shareholders	-	November 2011
Option term	7 Years	7 Years
Options outstanding	1	81
Options exercisable	1	56
Weighted average exercise price	$105	$45

Key assumptions for fair value calculation, stock options

The fair value calculations are based on the following assumptions:

	Year Ended December 31, 2015	Year Ended December 31, 2011
Risk free interest rate	0.04% - 3.04%	0.04% - 3.73%
Expected life (years)	3.26 - 6.33	3.26 - 7.00
Expected volatility	120.74% - 198.90%	91.99% - 198.38%
Expected dividends	None	None
Estimated average forfeiture rate	7.9%	10%

Allocation of stock-based compensation expense related to stock option grants

The following table summarizes the allocation of stock-based compensation expense for the years ended December 31, 2015 and 2014. During 2015, the Company granted 31 options at a weighted average grant date fair value of $25 per share. There were no stock options exercised during the years ended December 31, 2015 and 2014.

	Year Ended December 31, 2015	Year Ended December 31, 2014
Research and development	$ 174	$ 77
Sales and marketing	132	72
General and administrative	226	134
Director options	43	15
Stock-based compensation expense included in operating expenses	$ 575	$ 298

Summary of option activity

The summary activity for the Company's 2009 and 2011 Stock Compensation Plans is as follows:

	December 31, 2015				December 31, 2014
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at beginning of period	58	$50			56	$63
Granted	31	$25	$ 33.750		4	$25	-
Forfeited/ Cancelled	(7)	$50			(2)	$138
Outstanding at period end	82	$50	-	4.13	58	$50	-	4.18
Options vested and exercisable at period end	57	$50	$ 8,750	3.86	46	$63	-	3.86
Weighted average grant-date fair value of options granted during the period	$25				$50

Summary of the significant ranges of outstanding and exercisable options

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2015:

Range of Exercise Prices	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$25 - $625	82	4.13	$ 50	57	$ 50

Summary of the status of the Company's non-vested shares

A summary of the status of the Company's non-vested shares as of December 31, 2015 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2014	12	$ 47
Granted	31	$ 24
Forfeited	(2)	$ 29
Vested	(16)	$ 49
Non-vested at December 31, 2015	25	$ 27

Information with respect to the classes of Preferred Stock

Information with respect to the classes of Preferred Stock at December 31, 2015 is as follows:

Class of Preferred Stock	Annual Dividend	Annual Dividend Payable, in Cash or In Kind	Liquidation Preference	Conversion Price	Total Preferred Shares Outstanding	Common Shares to be issued if Fully Converted
Series A-1	8%	Quarterly in Arrears	$ 1.00	$ 0.0156	947	50
Series B	10%	Quarterly in Arrears	$ 1.50	$ 0.0104	13,523	1,044
Series C	10%	Quarterly in Arrears	$ 1.50	$ 0.0078	5,491	565
Series D-1	10%	Quarterly in Arrears	$ 1.00	$ 0.0058	8,077	1,116
Series D-2	10%	Quarterly in Arrears	$ 1.00	$ 0.0069	6,321	737
Total						3,512

Information with respect to dividends issued on the Company's preferred stock

Information with respect to dividends issued on the Company's Preferred stock for the years ended December 31, 2015 and 2014 is as follows:

	December 31,		December 31,
	2015	2014	2015	2014
	Dividends		Beneficial Conversion Feature Related to dividends
Series A-1	$ 72	$ 82	$ -	$ -
Series B	1,272	1,149	-	-
Series C	516	468	13	152
Series D-1	715	472	15	195
Series D-2	601	541	-	-
Total	$ 3,176	$ 2,712	$ 28	$ 347

Summary of warrants issued to related party and other

A summary of the outstanding warrants is as follows:

	December 31, 2015		December 31, 2014
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at beginning of period	172	$ 36	62	$ 37
Issued	51	$ 35	126	$ 35
Exercised		$		$
Expired	(17)	$ 29	(16)	$ 29
Outstanding at end of period	206	$ 33	172	$ 36
Exercisable at end of period	206	$ 33	172	$ 36

Summary of the warrants issued

Summary of warrants issued in 2015 and 2014:

	December 31,2015			December 31, 2014
	Related Party	Other	Total	Related Party	Other	Total
Warrants issued with purchase of Series D Preferred Stock	42	9	51	5	13	18
Warrants issued with line of credit	-	-	-	-	10	10
Contingent Warrants issued	-	-	-	28	70	98
Total	42	9	51	33	93	126

Status of the warrants outstanding

A summary of the status of the warrants outstanding as of December 31, 2015 is as follows:

Number of Warrants Outstanding and Exercisable	Weighted Average Remaining Life	Weighted Average Exercise Price per share
43	1.32	$ 29
14	0.90	$ 38
145	1.26	$ 35
4	2.83	$ 16
206	1.36	$ 33